SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful life of fixed assets (Details)	Jun. 30, 2025	Dec. 31, 2024
Buildings and leasehold improvement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	50 years	50 years
Building fixtures, furniture and landscaping | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	4 years	4 years
Building fixtures, furniture and landscaping | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	10 years	10 years
Office Equipment and Fixtures | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	3 years	3 years
Office Equipment and Fixtures | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	5 years	5 years
Software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	2 years	2 years
Software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	10 years	10 years
Vehicles | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	4 years	4 years
Vehicles | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	5 years	5 years